Note 17 - Related Party 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

17. Related Party

The following is a summary of transactions since January 1, 2025 to which we have been a party, in which the amount involved exceeded $120,000 and in which any of our directors, executive officers or holders of more than 5% of our capital stock, or an affiliate or immediate family member thereof, had or will have a direct or indirect material interest other than compensation and other arrangements that are described the sections titled “Executive Compensation” and “Non-Employee Director Compensation.” We also describe below certain other transactions with our directors, former directors, executive officers and stockholders.

AEG:

Alternus Energy Group Plc (“AEG”) was a 14.7% shareholder as of December 31, 2025 and March 31, 2026.

During the period ended March 31, 2025, the Company and its subsidiaries and AEG and its subsidiaries had numerous financial transactions between each other which were approved by each company’s board of directors. These transactions are recorded as a net liability of $0.3 million on the Consolidated Balance Sheet. Two of our Company's board members, Mr. Vincent Browne and Mr. John Thomas, are also board members of AEG.

Specifically during the three month period ended March 31, 2025, the Company issued 3,239 shares to AEG and its affiliates having a fair value of $0.4 million at time of issuance.

Hover:

             On September 30, 2025 we entered into a joint venture operating agreement with Hover Energy LLC (“Hover”) pursuant to which Alternus sold a 49% interest in its subsidiary, EverOn Energy LLC (the “JV”) to Hover, and issued 20,000 shares of the Company’s Series B Convertible Preferred Stock (the “Series B”) to Hover, in exchange for which Hover contributed certain Microgrid Projects to the JV, including related supply and management services agreements to be entered into with the JV. See Note 5 for more details.  As of  December 31, 2025 and March 31, 2026, Hover was a 4.3% common shareholder and held 21,150 shares of Series B Convertible Preferred Stock. See Note 14 for the terms and conditions of the Series B Convertible Preferred Stock.

On March 24, 2026, the Company transferred its 51% membership interest in the JV to its wholly owned subsidiary, Alt Alliance LLC.

D&O:

In connection with the Business Combination Closing, the Company entered into indemnification agreements (each, an “Indemnification Agreement”) with its directors and executive officers. Each Indemnification Agreement provides for indemnification and advancements by the Company of certain expenses and costs if the basis of the indemnitee’s involvement in a matter was by reason of the fact that the indemnitee is or was a director, officer, employee, or agent of the Company or any of its subsidiaries or was serving at the Company’s request in an official capacity for another entity, in each case to the fullest extent permitted by the laws of the State of Delaware.

On January 28, 2025, John McQuillan, a Class I director of the Company, resigned from the Company’s Board of Directors (the “Board”) effective immediately.

On January 28, 2025, Rolf Wikborg was elected to the Board effective immediately. The Board assessed the independence of Mr. Wikborg under the Company’s Corporate Governance Guidelines and the independence standards under Nasdaq rules and has determined that Mr. Wikborg is independent. Along with their appointment, Mr. Wikborg was appointed to serve on the Audit Committee, as well as the Chair of the Compensation Committee, and as a member of the Nominating and Corporate Governance Committee of the Company, effective immediately.

On March 21, 2025 the Company filed an Amended and Restated Certificate of Designation of its Series A Super Voting Preferred Stock, such that 10,000 shares are designated as Series A and all were issued to Mr. Vincent Browne. Each share of the Series A is entitled to have the right to vote in an amount equal to 10,000 votes per share, voting with the common stock on all matters as a single class.

Also on March 21, 2025, Mr. Vincent Browne, our CEO and Interim CFO and shareholder with majority voting rights, representing 91% of the shares entitled to vote, approved (i) an amendment to our Certificate of Incorporation to effect a reverse stock split of our common stock at a ratio ranging from 1-for-2 and 1-for-500, as determined by our Board of Directors in its sole discretion, and (ii) an amendment to the Alternus Clean Energy, Inc. 2023 Equity Incentive Plan (the “Plan Amendment”) as adopted by the Board upon the recommendation of the Compensation Committee. The Plan Amendment relates to an increase in the number of shares of Common Stock that shall be available for the grant of awards under the Plan from 11,200 shares of Common Stock, so that the maximum aggregate number of shares of Common Stock that may be issued under the Plan is increased each fiscal year (the “Adjustment Date”) by an amount equal to the lesser of (i) that number of shares equal to 15% of the outstanding shares of Common Stock on the applicable Adjustment Date, less (a) the number of shares of Common Stock that may be issued under the Plan prior to the Adjustment Date, and (b) the number of shares of Common Stock that may be issued under any other stock option plan of the Company in effect as of the Adjustment Date; or (ii) such lesser number of shares of Common Stock as may be determined by the Board.

On February 13, 2026, David Farrell resigned as Chief Commercial Officer of the Company, effective immediately.

On March 3, 2026, we entered into subscription agreements with certain accredited investors, of which Nicholas Parker, one of our directors, was one, pursuant to which Mr. Parker invested $50,000 and in consideration was issued a $62,500 promissory note on identical terms as the other investors and was issued a pro rata portion, equal to 125 shares, of Series C Convertible Preferred Stock.  See Note 14 for the terms and conditions of the Series C Convertible Preferred Stock.

Consulting Agreements:

On May 15, 2021 VestCo Corp., a company owned and controlled by our Chairman and CEO, Vincent Browne, entered into a Professional Consulting Agreement with one of our US subsidiaries under which it pays VestCo a monthly fee of $16,000. This agreement has a five-year initial term and automatically extends for additional one-year terms unless otherwise unilaterally terminated. Effective January 1, 2025, the Compensation Committee and the Board of Directors ratified an amendment to this consulting services agreement, such that it was assigned to the Company and VestCo’s fees increased by $10,000 per month.

In July of 2023, John Thomas, one of our directors, entered into a Consulting Services Agreement with one of our US subsidiaries under which it pays Mr. Thomas a monthly fee of $11,000. This agreement has a five-year initial term and automatically extends for additional one-year terms unless otherwise unilaterally terminated. Effective January 1, 2025, the Compensation Committee and the Board of Directors ratified an amendment to this consulting services agreement, such that it was assigned to the Company and the fees increased by $8,090 per month.

	Three Months Ended
	March 31,
Director’s remuneration	2026	2025
	(in thousands)
Remuneration in respect of services as directors	$143	$135
Remuneration in respect to long-term incentive schemes – restricted shares	-	-
Total	$143	$135

23.	Related Party

The following is a summary of transactions since January 1, 2024 to which we have been a party, in which the amount involved exceeded $120,000 and in which any of our directors, executive officers or holders of more than 5% of our capital stock, or an affiliate or immediate family member thereof, had or will have a direct or indirect material interest other than compensation and other arrangements that are described the sections titled “Executive Compensation” and “Non-Employee Director Compensation.” We also describe below certain other transactions with our directors, former directors, executive officers and stockholders.

AEG:

Alternus Energy Group Plc (“AEG”) was an 48% shareholder of the Company as of December 31, 2024. As of December 31, 2025, AEG was a 14.69% shareholder of the Company.

In January 2024, the Company assumed a $938 thousand (€850 thousand) convertible promissory note from AEG. The note had a 10% interest maturing in March 2025. On January 3, 2024, the noteholder converted all of the principal and accrued interest owed under the note, equal to $1.0 million, into 264 shares of the Company’s restricted common stock.

During the period ended December 31, 2025, the Company and its subsidiaries, and AEG and its subsidiaries had numerous financial transactions between each other which were approved by the unconflicted members of each company’s board of directors.  Two of our Company's board members, Mr. Vincent Browne and Mr. John Thomas, are also board members of AEG.

               Specifically during the period, the Company issued 201,600 shares to AEG and its affiliates having a fair value of $1.4 million as of  December 31, 2025.

Nordic ESG

In January of 2024, the Company issued 310,600 shares of restricted common stock valued at $30.75 per share to Nordic ESG and Impact Fund SCSp (“Nordic ESG”) as settlement of AEG’s €8 million ($9.7 million) note. This resulted in Nordic ESG becoming a 10% shareholder. As of December 31, 2024, Nordic ESG was a 6.5% shareholder.  As of December 31, 2025 Nordic ESG was a less than 1% shareholder.

Sponsor:

On March 19, 2024 we entered into a settlement agreement with the Sponsor and SPAC Sponsor Capital Access (“SCA”) pursuant to which, among other things, we agreed to repay Sponsor’s debt to SCA, related to the Sponsor’s SPAC entity extensions, in the amount of $1.4 million and issue 45 shares of restricted common stock valued at $2,350 per share to SCA.

Clean Earth Acquisitions Sponsor LLC (“Sponsor”) was a less than 5% shareholder of the Company as of December 31, 2024 and a less than 1% shareholder as of December 31, 2025.

Hover:

On September 30, 2025 we entered into a joint venture operating agreement with Hover Energy LLC (“Hover”) pursuant to which Alternus sold a 49% interest in its subsidiary, EverOn Energy LLC (the “JV”) to Hover, and issued 20,000 shares of the Company’s Series B Convertible Preferred Stock (the “Series B”) to Hover, in exchange for which Hover contributed certain Microgrid Projects to the JV, including related supply and management services agreements to be entered into with the JV. The Company issued an additional 1,150 shares of Series B to Hover as part of a settlement agreement.  Also, The JV and Hover have entered into an equipment supply agreement, whereby Hover provides the JV with favorable, below market purchase and licensing terms. See Footnote 6 for more details.  As of December 31, 2025, Hover was a 4.1% common shareholder and held 21,150 shares of Series B Convertible Preferred Stock, which cannot convert or vote until the date our common stock is relisted on Nasdaq or June 30, 2026, whichever occurs sooner.

D&O:

In connection with the Business Combination Closing, the Company entered into indemnification agreements (each, an “Indemnification Agreement”) with its directors and executive officers. Each Indemnification Agreement provides for indemnification and advancements by the Company of certain expenses and costs if the basis of the indemnitee’s involvement in a matter was by reason of the fact that the indemnitee is or was a director, officer, employee, or agent of the Company or any of its subsidiaries or was serving at the Company’s request in an official capacity for another entity, in each case to the fullest extent permitted by the laws of the State of Delaware.

On April 25, 2024, Joseph E. Duey, the Company’s Chief Financial Officer, resigned, effective as of April 30, 2024. Mr. Duey advised the Company that his decision to step down from the role of Chief Financial Officer was not based on any disagreement with the Company on any matter relating to its operations, policies, or practices. Mr. Duey is pursuing outside interests not in the renewable energy industry. Vincent Browne, the Company’s Chief Executive Officer, is acting as interim Chief Financial Officer. The Company will be seeking a suitable replacement in due course.

On May 15, 2024, Mohammed Javade Chaudhri, a Class I director of the Company, resigned from the Company’s Board of Directors (the “Board”) effective immediately. Mr. Chaudhri’s decision to resign from the Board is solely for personal reasons and is not the result of any disagreement with the Company’s operations, policies, or procedures, or any disagreements in respect of accounting principles, financial statement disclosure, or any issue impacting on the committees of the Board on which he served.

On January 28, 2025, John McQuillan, a Class I director of the Company, resigned from the Company’s Board of Directors (the “Board”) effective immediately.

On January 28, 2025, Rolf Wikborg was elected to the Board effective immediately. The Board assessed the independence of Mr. Wikborg under the Company’s Corporate Governance Guidelines and the independence standards under Nasdaq rules and has determined that Mr. Wikborg is independent. Along with their appointment, Mr. Wikborg was appointed to serve on the Audit Committee, as well as the Chair of the Compensation Committee, and as a member of the Nominating and Corporate Governance Committee of the Company, effective immediately.

On March 21, 2025 the Company filed an Amended and Restated Certificate of Designation of its Series A Super Voting Preferred Stock, such that 10,000 shares are designated as Series A and all were issued to Mr. Vincent Browne. Each share of the Series A is entitled to have the right to vote in an amount equal to 10,000 votes per share, voting with the common stock on all matters as a single class.

Also on March 21, 2025, Mr. Vincent Browne, our CEO and Interim CFO and shareholder with majority voting rights, representing 91% of the shares entitled to vote, approved (i) an amendment to our Certificate of Incorporation to effect a reverse stock split of our common stock at a ratio ranging from 1-for-2 and 1-for-500, as determined by our Board of Directors in its sole discretion, and (ii) an amendment to the Alternus Clean Energy, Inc. 2023 Equity Incentive Plan (the “Plan Amendment”) as adopted by the Board upon the recommendation of the Compensation Committee. The Plan Amendment relates to an increase in the number of shares of Common Stock that shall be available for the grant of awards under the Plan from 11,200 shares of Common Stock, so that the maximum aggregate number of shares of Common Stock that may be issued under the Plan is increased each fiscal year (the “Adjustment Date”) by an amount equal to the lesser of (i) that number of shares equal to 15% of the outstanding shares of Common Stock on the applicable Adjustment Date, less (a) the number of shares of Common Stock that may be issued under the Plan prior to the Adjustment Date, and (b) the number of shares of Common Stock that may be issued under any other stock option plan of the Company in effect as of the Adjustment Date; or (ii) such lesser number of shares of Common Stock as may be determined by the Board.

On  April 14, 2025 the Company issued a total of 305,000 shares of restricted common stock valued at $2,440,000, including 55,000 shares to Alternus Energy Group PLC, a related party, 15,000 shares to each of our 4 current independent directors (Ms. Bjornov, Mr. Wikborg, Mr. Parker and Mr. Ratner) and one past director, Mr. Chaudhri, 75,000 shares each to Mr. Browne, our CEO, and Mr. Thomas, our executive director, and 25,000 shares to Ms. Durant, our CLO.

On April 24, 2025 the Company’s Board increased the total shares designated as Series A by 50,000 and issued those additional 50,000 shares of Series A Super Voting Preferred Stock to Mr. Browne.

On April 25, 2025, Mr. Vincent Browne, our CEO, Interim CFO and shareholder with majority voting rights, representing 87% of the shares entitled to vote, approved an amendment to our Certificate of Incorporation to increase the total number of authorized shares of common stock from 300,000,000 to 600,000,000.

On December 30, 2025, Mr. Vincent Browne, our CEO, Interim CFO and shareholder with majority voting rights, representing 99.9% of the shares entitled to vote, approved an amendment to our Certificate of Incorporation to increase the total number of authorized common stock from 600,000,000 to 2,000,000,000.

On March 3, 2026, we entered into subscription agreements with certain accredited investors, of which Nicholas Parker, one of our directors, was one, pursuant to which Mr. Parker invested $50,000 and in consideration was issued a $62,500 promissory note on identical terms as the other investors and was issued a pro rata portion, equal to 125 shares, of Series C Convertible Preferred Stock.

Consulting Agreements

On May 15, 2021 VestCo Corp., a company owned and controlled by our Chairman and CEO, Vincent Browne, entered into a Professional Consulting Agreement with one of our US subsidiaries under which it pays VestCo a monthly fee of $16,000. This agreement has a five-year initial term and automatically extends for additional one-year terms unless otherwise unilaterally terminated. Effective January 1, 2025, the Compensation Committee and the Board of Directors ratified an amendment to this consulting services agreement, such that it was assigned to the Company and VestCo’s fees increased by $10,000 per month.

In July of 2023, John Thomas, one of our directors, entered into a Consulting Services Agreement with one of our US subsidiaries under which it pays Mr. Thomas a monthly fee of $11,000. This agreement has a five-year initial term and automatically extends for additional one-year terms unless otherwise unilaterally terminated. Effective January 1, 2025, the Compensation Committee and the Board of Directors ratified an amendment to this consulting services agreement, such that it was assigned to the Company and the fees increased by $8,090 per month.

	Year Ended December 31,
Director’s remuneration	2025	2024
	(in thousands)
Remuneration in respect of services as directors (including Mr. Browne)	$547	$292
Remuneration in respect to long term incentive schemes (stock compensation)	1,680	-
Total	$2,227	$292